Consolidated Statements of Cash Flows ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash flows from operating activities:
Net income/(loss)	$ (1,493.4)	₨ (112,984.1)	₨ (292,128.1)	₨ 66,061.9
Adjustments for:
Depreciation and amortization expense	2,744.1	207,632.1	230,197.8	209,818.2
Inventory write-down	42.4	3,208.1	6,086.3	6,074.2
Allowances for finance receivables	87.3	6,602.1	3,202.4	255.2
Defined benefit pension plan amendment cost/(credit)			1,479.3	(36,090.1)
Provision for employee separation cost	54.2	4,097.8	13,672.2
Impairment losses		4,454.8	278,379.1
Provision for onerous contracts	102.7	7,770.0
Allowances for trade and other receivables	20.2	1,528.5	2,141.9	145.7
Share-based payments	0.6	47.0	84.4
Share of (profit)/loss of equity accounted investees (net)	132.2	10,000.0	(2,095.0)	(22,782.6)
Loss on sale of assets/assets written off and others (net)	41.4	3,131.9	13,186.7	23,825.5
(Gain) on sale/loss on fair valuation of available-for-sale investments (net)				(1,561.7)
Marked-to-market (gain)/loss on investments measured at fair value through profit or loss	51.4	3,890.5	(2,385.4)
Profit on sale of investments (net)	(24.8)	(1,873.4)	(1,286.1)
Profit on sale of investment in a subsidiary company			(3,769.8)
Loss on change in fair value of commodity derivatives	96.3	7,287.6	3,120.0	170.9
Fair value gain on disposal of joint venture				(190.6)
Provision for loan given to a joint venture	3.3	251.2
Foreign exchange loss (net)	266.8	20,187.8	5,046.7	4,247.6
Income tax expense/(credit)	48.2	3,644.5	(25,425.0)	37,678.2
Interest expense	958.9	72,553.1	57,586.0	46,791.3
Interest income	(154.6)	(11,696.9)	(7,864.6)	(7,122.4)
Dividend income and income on mutual funds	(2.8)	(211.4)	(172.8)	(157.7)
Gain on fair value of below market interest loans			(133.7)	(60.2)
Cash flows from operating activities before changes in following assets and liabilities	3,080.0	233,053.2	278,922.3	327,103.4
Trade receivables	1,045.8	79,131.1	9,547.0	(43,265.8)
Finance receivables	267.1	20,207.7	(100,637.9)	(63,612.2)
Other financial assets	8.5	645.3	2,301.3	(33,730.5)
Other current assets	83.9	6,351.7	6,905.2	1,820.0
Inventories	307.3	23,251.8	20,686.4	(35,604.3)
Other non-current assets	(458.1)	(34,660.6)	(3,956.4)	(307.6)
Accounts payable	(1,014.9)	(76,794.3)	(26,895.1)	72,565.7
Acceptances	(53.6)	(4,053.8)	(17,244.5)	631.0
Other current liabilities	(133.9)	(10,130.4)	19,807.0	5,631.7
Other financial liabilities	(60.3)	(4,560.2)	(300.1)	15,419.8
Other non-current liabilities	(609.3)	(46,100.4)	29,848.8	(46,878.3)
Provisions	1,293.0	97,837.7	(3,482.1)	69,012.9
Cash generated from operations	3,755.5	284,178.8	215,501.8	268,785.8
Income tax paid (net)	(235.9)	(17,849.4)	(26,594.3)	(30,211.6)
Net cash provided by operating activities	3,519.6	266,329.4	188,907.5	238,574.2
Cash flows from investing activities:
Deposits with banks/financial institutions	(5,301.6)	(401,147.9)	(240,663.9)	(478,682.9)
Realization of deposits with banks / financial institutions	4,741.2	358,750.9	328,523.9	523,438.0
(Purchase)/sale of mutual funds, money market funds and equity shares (net)	(177.0)	(13,392.9)	56,390.2	23,610.9
Proceeds from sale of investment in a subsidiary company			5,329.6
Purchases of available-for-sale investments				(3,287.8)
Investments in others	(13.1)	(994.1)	(1,300.1)
Proceeds from sale of available-for-sale investments				194.3
Proceeds from sale of investments in other companies	2.8	214.5	51.8
Excess of cash acquired on acquisition of subsidiary company				144.5
Deposits of margin money and other restricted deposits	(206.4)	(15,618.6)	(7,647.1)	(3,917.6)
Realization of margin money and other restricted deposits	195.2	14,772.4	4,902.0	2,134.0
(Increase)/decrease in short term inter-corporate deposits	(1.9)	(144.4)	(19.8)
Loan given to joint venture	(0.2)	(17.0)	(37.5)
Proceeds from loan/(given) to others	0.5	34.2	(34.2)
Investments in equity accounted investees	(80.1)	(6,064.0)	(93.1)	(42.1)
Dividends received from equity accounted investees	82.3	6,224.4	2,149.8	17,816.4
Interest received	146.0	11,044.8	7,605.2	6,904.7
Dividend received	2.8	211.4	172.8	157.7
Payments for property, plant and equipment	(1,892.4)	(143,191.7)	(174,195.5)	(198,654.3)
Proceeds from sale of property, plant and equipment	22.7	1,714.8	672.3	303.0
Payments for intangible assets	(2,033.0)	(153,828.6)	(178,839.7)	(152,134.9)
Payments for acquisitions, net of cash acquired	(3.6)	(270.4)
Payments for purchase of minority stake in a subsidiary company			(77.6)
Net cash used in investing activities	(4,515.8)	(341,702.2)	(197,110.9)	(262,016.1)
Cash flows from financing activities:
Proceeds from issue of shares and warrants (net of issue expenses)	513.9	38,887.7
Dividends paid to non-controlling interests shareholders of subsidiaries (including dividend distribution tax)	(7.5)	(568.5)	(947.4)	(959.6)
Interest paid	(1,055.6)	(79,876.5)	(68,404.0)	(54,106.4)
Proceeds from issuance of short-term debt	1,415.8	107,124.2	201,191.4	150,087.3
Repayment of short-term debt	(1,698.7)	(128,529.3)	(218,521.3)	(193,766.2)
Net change in other short-term debt (with maturity up to three months)	(209.8)	(15,871.2)	49,139.0	73,282.4
Proceeds from issuance of long-term debt	3,843.0	290,777.7	261,013.1	152,108.8
Repayments of long-term debt	(2,246.8)	(170,005.2)	(133,458.9)	(105,872.5)
Proceeds from Option settlement of long term borrowings	25.2	1,909.0
Repayment of lease liability	(115.8)	(8,763.6)
Acquisition of minority	(2.9)	(221.5)
Debt issuance cost	(12.8)	(966.8)	(1,708.2)	(656.7)
Net cash provided by financing activities	448.0	33,896.0	88,303.7	20,117.1
Net change in cash and cash equivalents	(548.2)	(41,476.8)	80,100.3	(3,324.8)
Reversal of / (classified as) held for sale			2,439.4	(2,439.4)
Effect of foreign exchange on cash and cash equivalents	139.5	10,556.8	(14,109.2)	13,064.1
Cash and cash equivalents, beginning of the year	2,849.4	215,598.0	147,167.5	139,867.6
Cash and cash equivalents, end of the year	2,440.7	184,678.0	215,598.0	147,167.5
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	875.8	66,267.8	72,863.2	83,465.4
Increase/(decrease) in liabilities arising from financing activities on account of non-cash transactions:
Exchange differences	613.5	46,417.0	11,201.5	27,680.3
Classified as held for sale				(1,425.5)
Amortization of prepaid discounting charges	14.3	1,083.0	1,581.9	₨ 2,027.0
Assets in Subsidiaries [Member]
Adjustments for:
Impairment losses	46.7	3,532.0
Passenger Vehicle Segment [Member]
Adjustments for:
Impairment losses	$ 58.9	₨ 4,454.8
Jaguar Land Rover Limited [Member]
Adjustments for:
Impairment losses			₨ 278,379.1